Accounting information and policies - New accounting standards and interpretations (Detail) - Scenario Forecast - IFRS 16 £ in Billions	Jul. 01, 2019 GBP (£)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right of use assets	£ 0.3
Lease liabilities	£ 0.3